Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net (loss) income	$ (21,791)	$ (32,545)	$ (36,537)	$ 51,277	$ 22,554	$ 21,175	$ (26,145)	$ 92,731
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities, net of tax	(9)	(10)	(21)	24	59	36	(124)	(160)
Less: reclassification adjustment for net (gains) losses included in net income, net of tax	0	0	0	0	0	0	0	(60)
Other comprehensive (loss) income	(9)		(21)	24	59
Comprehensive (loss) income	$ (21,800)	$ (32,555)	$ (36,558)	$ 51,301	$ 22,613	$ 21,211	$ (26,269)	$ 92,511